Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	$ 3,288	$ 3,080
Recognized in Income Statement	(930)	331
Recognized in Other Comprehensive Income	148	(320)
Recognized in Equity	7	2
Translation and Other	(9)	195
Ending balance	2,504	3,288
Loss carry forwards [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	596	942
Recognized in Income Statement	387	(311)
Recognized in Equity	7	3
Translation and Other	29	(38)
Ending balance	1,019	596
Actuarial liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	7,878	9,366
Recognized in Income Statement	(2,697)	(1,053)
Recognized in Other Comprehensive Income		(17)
Recognized in Equity	3
Translation and Other	282	(418)
Ending balance	5,466	7,878
Pensions and post-employment benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	208	352
Recognized in Income Statement	27	(87)
Recognized in Other Comprehensive Income	7	(54)
Translation and Other		(3)
Ending balance	242	208
Tax credits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	454	875
Recognized in Income Statement	(224)	(369)
Translation and Other	31	(52)
Ending balance	261	454
Accrued interest [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	1	17
Recognized in Income Statement		(12)
Recognized in Equity		(3)
Translation and Other		(1)
Ending balance	1	1
Real estate [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(1,062)	(1,396)
Recognized in Income Statement	150	284
Recognized in Other Comprehensive Income	(1)	(9)
Translation and Other	(46)	59
Ending balance	(959)	(1,062)
Securities and other investments [member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(3,807)	(6,064)
Recognized in Income Statement	1,234	2,172
Recognized in Other Comprehensive Income	136	(239)
Recognized in Equity	1
Translation and Other	(253)	324
Ending balance	(2,689)	(3,807)
Sale of investments [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(105)	(163)
Recognized in Income Statement	18	58
Ending balance	(87)	(105)
Goodwill and intangible assets [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(825)	(1,059)
Recognized in Income Statement	18	197
Translation and Other	(40)	37
Ending balance	(847)	(825)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(50)	210
Recognized in Income Statement	157	(548)
Recognized in Other Comprehensive Income	6	(1)
Recognized in Equity	(4)	2
Translation and Other	(12)	287
Ending balance	$ 97	$ (50)